Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Precapitalization [Member] Issued capital [member]	Precapitalization [Member] Share premium [member]	Precapitalization [Member] Capital reserve [member]	Precapitalization [Member] Warrant reserve [member]	Precapitalization [Member] Reserve of exchange differences on translation [member]	Precapitalization [Member] Share option reserve [member]	Precapitalization [Member] Retained earnings [member]	Precapitalization [Member]	Recapitalized [Member] Issued capital [member]	Recapitalized [Member] Share premium [member]	Recapitalized [Member] Capital reserve [member]	Recapitalized [Member] Warrant reserve [member]	Recapitalized [Member] Reserve of exchange differences on translation [member]	Recapitalized [Member] Share option reserve [member]	Recapitalized [Member] Retained earnings [member]	Recapitalized [Member]	Issued capital [member]	Share premium [member]	Capital reserve [member]	Warrant reserve [member]	Reserve of exchange differences on translation [member]	Share option reserve [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2022	$ 3,725,301				$ 4,323	$ 499,808	$ (15,041,816)	$ (10,812,384)
Balance, shares at Mar. 31, 2022	11,582
IfrsStatementLineItems [Line Items]
Profit (loss) for the period							(9,257,598)	(9,257,598)																$ (9,257,598)
Exchange gain (loss) on translation of foreign operations					1,680			1,680																1,680
Total comprehensive gain (loss) for the year					1,680		(9,257,598)	(9,255,918)																(9,255,918)
Share option awards						584,462		584,462
Sub-total after recapitalization									$ 475		$ 3,724,826		$ 6,003	$ 1,084,270	$ (24,299,414)	$ (19,483,840)
Sub-total after recapitalization, shares									4,748,620
Share Subdivision
Share Subdivision, shares									4,748,620
Share exchange of DSL (1:410 exchange ratio)									$ (3,724,826)		3,724,826
Share exchange of DSL (1:410 exchange ratio), shares									4,737,038
Balance at Mar. 31, 2023	$ 3,725,301				6,003	1,084,270	(24,299,414)	(19,483,840)	$ 475		3,724,826		6,003	1,084,270	(24,299,414)	(19,483,840)								(19,483,840)
Balance, shares at Mar. 31, 2023	11,582								9,497,240
IfrsStatementLineItems [Line Items]
Profit (loss) for the period							872,075	872,075																872,075
Exchange gain (loss) on translation of foreign operations					(1,869)			(1,869)																(1,869)
Total comprehensive gain (loss) for the year					(1,869)		872,075	870,206																870,206
Share option awards						1,232,071		1,232,071
Recapitalization of DSL									$ (3,724,826)		3,724,826
Recapitalization of DSL, shares									4,737,038
Sub-total after recapitalization									$ 475		3,724,826		4,134	2,316,341	(23,427,339)	(17,381,563)
Sub-total after recapitalization, shares									4,748,620
Share Subdivision
Share Subdivision, shares									4,748,620
Balance at Sep. 30, 2023	$ 3,725,301				4,134	2,316,341	(23,427,339)	(17,381,563)	$ 475		3,724,826		4,134	2,316,341	(23,427,339)	(17,381,563)
Balance, shares at Sep. 30, 2023	11,582								9,497,240
Balance at Mar. 31, 2023	$ 3,725,301				6,003	1,084,270	(24,299,414)	(19,483,840)	$ 475		3,724,826		6,003	1,084,270	(24,299,414)	(19,483,840)								(19,483,840)
Balance, shares at Mar. 31, 2023	11,582								9,497,240
IfrsStatementLineItems [Line Items]
Profit (loss) for the period							(4,871,387)	(4,871,387)																(4,871,387)
Exchange gain (loss) on translation of foreign operations					(7,684)			(7,684)																(7,684)
Total comprehensive gain (loss) for the year					(7,684)		(4,871,387)	(4,879,071)																(4,879,071)
Share option awards						1,352,787		1,352,787
Sub-total after recapitalization									$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Sub-total after recapitalization, shares									4,766,660
Share Subdivision
Share Subdivision, shares									4,766,661
Founding share of the Company
Founding share of the Company, shares									1
Sub-total									$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Sub-total, shares									4,766,661
Share exchange of DSL (1:410 exchange ratio)									$ (3,752,192)		3,752,192
Share exchange of DSL (1:410 exchange ratio), shares									4,755,034
Exercise of share option awards	$ 27,368					(27,368)
Exercise of share option awards, shares	44
Balance at Mar. 31, 2024	$ 3,752,669				(1,681)	2,409,689	(29,170,801)	(23,010,124)	$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)								(23,010,124)
Balance, shares at Mar. 31, 2024	11,626								9,533,322
IfrsStatementLineItems [Line Items]
Profit (loss) for the period															(1,161,471)	(1,161,471)								(1,161,471)
Exchange gain (loss) on translation of foreign operations													4,411			4,411								4,411
Total comprehensive gain (loss) for the year													4,411		(1,161,471)	(1,157,060)								(1,157,060)
Share option awards														320,533		320,533
Recapitalization of DSL									$ (5,126,150)		5,126,150
Recapitalization of DSL, shares									6,853,204
Sub-total after recapitalization									$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Sub-total after recapitalization, shares									6,869,960
Share Subdivision
Share Subdivision, shares									6,869,961
Exercise of share option awards pre-capitalization	$ 27,368					(27,368)
Exercise of share option awards pre-capitalization, shares	44
Allotment of shares	$ 1,346,800							1,346,800
Allotment of shares, shares	5,086
Issuance of warrants				6,653,200				6,653,200
Founding share of the Company
Founding share of the Company, shares									1
Sub-total									$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Sub-total, shares									6,869,961
Exercise of share option awards post-capitalization									$ 50	1,768,661				(1,768,661)		50	$ 50	$ 1,768,661
Exercise of share option awards post-capitalization, shares																	1,003,680
Forfeiture of share option for the period														(283,690)	283,690
Balance at Sep. 30, 2024	$ 5,126,837			$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 687		$ 5,126,150	$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 737	$ 1,768,661	$ 5,126,150	$ 6,653,200	$ 2,730	$ 650,503	$ (30,048,582)	$ (15,846,601)
Balance, shares at Sep. 30, 2024	16,756								13,739,922								14,743,602